Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Writedown of deferred income tax assets	$ (28)	$ (24)
Net deferred tax liabilities	(473)	(525)
Gross carrying amount | Net operating loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	547	541
Gross carrying amount | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	113	117
Gross carrying amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(896)	(1,009)
Gross carrying amount | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(145)	(160)
Gross carrying amount | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	68	74
Gross carrying amount | Interest deductible in future periods
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	48	50
Gross carrying amount | Foreign exchange differences on US-denominated debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	35	42
Gross carrying amount | Deferred coal revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	23	16
Gross carrying amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	22
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(207)	(307)
Writedown of deferred income tax assets	266	218
Net deferred tax liabilities	$ (473)	$ (525)